iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  29 .8%
Bank of America Corp. ..................... 2,737,731 $ 87,607,392
Bank OZK ............................. 51,580 2,255,593
BOK Financial Corp. ....................... 13,414 1,194,919
Citigroup, Inc. ........................... 893,075 42,563,954
Citizens Financial Group, Inc. ................ 221,914 7,158,946
Columbia Banking System, Inc. ............... 95,473 2,133,821
Comerica, Inc. ........................... 60,611 3,270,570
Commerce Bancshares, Inc. ................. 52,749 2,805,192
Cullen/Frost Bankers, Inc. ................... 27,278 2,961,845
East West Bancorp, Inc. .................... 64,800 4,031,208
Fifth Third Bancorp ....................... 311,704 9,070,586
First Citizens BancShares, Inc. , Class A .......... 4,986 7,136,462
First Hawaiian, Inc. ....................... 59,036 1,221,455
First Horizon Corp. ........................ 245,225 3,342,417
FNB Corp. ............................. 165,083 2,111,412
Huntington Bancshares, Inc. ................. 659,982 8,078,180
JPMorgan Chase & Co. .................... 1,152,178 181,998,037
KeyCorp ............................... 427,953 5,268,101
M&T Bank Corp. ......................... 75,936 10,620,409
New York Community Bancorp, Inc. ............ 327,335 4,540,136
Pinnacle Financial Partners, Inc. ............... 34,562 2,623,256
PNC Financial Services Group, Inc. (The) ........ 182,838 25,028,694
Popular, Inc. ............................ 32,483 2,356,642
Prosperity Bancshares, Inc. .................. 40,349 2,554,899
Regions Financial Corp. .................... 429,750 8,754,007
Synovus Financial Corp. .................... 66,384 2,250,418
Truist Financial Corp. ...................... 608,877 20,226,894
U.S. Bancorp ........................... 703,576 27,917,896
Webster Financial Corp. .................... 79,621 3,767,666
Wells Fargo & Co. ........................ 1,663,202 76,773,404
Western Alliance Bancorp ................... 49,989 2,596,929
Wintrust Financial Corp. .................... 27,898 2,353,475
Zions Bancorp NA ........................ 67,882 2,596,486
569,171,301
a
Capital Markets  —  31 .0%
Affiliated Managers Group, Inc. ............... 16,449 2,280,489
Ameriprise Financial, Inc. ................... 48,252 16,813,409
Ares Management Corp. , Class A .............. 73,611 7,303,683
Bank of New York Mellon Corp. (The) ........... 362,673 16,450,847
BlackRock, Inc.
(a)
......................... 68,255 50,430,207
Blackstone, Inc. , NVS ...................... 323,900 33,941,481
Blue Owl Capital, Inc. , Class A ................ 206,198 2,540,359
Carlyle Group, Inc. (The) .................... 97,189 3,464,788
Cboe Global Markets, Inc. ................... 48,187 6,730,760
Charles Schwab Corp. (The) ................. 680,555 44,984,686
CME Group, Inc. , Class A ................... 164,853 32,799,153
Coinbase Global, Inc. , Class A
(b) (c)
.............. 76,601 7,553,625
Evercore, Inc. , Class A ..................... 16,446 2,221,197
FactSet Research Systems, Inc. ............... 17,628 7,668,885
Franklin Resources, Inc. .................... 131,416 3,842,604
Goldman Sachs Group, Inc. (The) ............. 148,253 52,758,795
Houlihan Lokey, Inc. , Class A ................. 22,951 2,291,657
Interactive Brokers Group, Inc. , Class A .......... 45,926 4,010,718
Intercontinental Exchange, Inc. ............... 254,435 29,209,138
Invesco Ltd. ............................ 172,029 2,890,087
Janus Henderson Group PLC ................ 61,791 1,813,566
Jefferies Financial Group, Inc. ................ 92,564 3,405,430
KKR & Co., Inc. .......................... 296,427 17,601,835
Lazard Ltd. , Class A ....................... 50,683 1,778,973
LPL Financial Holdings, Inc. .................. 35,820 8,215,675
MarketAxess Holdings, Inc. .................. 17,024 4,583,201
Security Shares Value
a
Capital Markets (continued)
Moody's Corp. ........................... 72,853 $ 25,698,896
Morgan Stanley .......................... 552,066 50,547,163
Morningstar, Inc. ......................... 11,866 2,734,876
MSCI, Inc. , Class A ....................... 35,680 19,555,494
Nasdaq, Inc. ............................ 156,853 7,919,508
Northern Trust Corp. ....................... 94,283 7,553,954
Raymond James Financial, Inc. ............... 89,718 9,875,260
Robinhood Markets, Inc. , Class A
(b)
............. 305,801 3,932,601
S&P Global, Inc. ......................... 147,307 58,114,085
SEI Investments Co. ....................... 46,898 2,954,105
State Street Corp. ........................ 153,181 11,096,432
Stifel Financial Corp. ...................... 47,343 3,008,174
T Rowe Price Group, Inc. ................... 101,220 12,476,377
TPG, Inc. , Class A ........................ 30,010 883,194
Tradeweb Markets, Inc. , Class A ............... 52,826 4,320,639
Virtu Financial, Inc. , Class A .................. 40,919 759,457
XP, Inc. , Class A
(b)
........................ 152,922 4,130,423
593,145,886
a
Consumer Finance  —  1 .4%
Ally Financial, Inc. ........................ 124,585 3,804,826
Credit Acceptance Corp.
(b) (c)
.................. 2,967 1,651,432
Discover Financial Services .................. 116,320 12,277,576
OneMain Holdings, Inc. ..................... 51,778 2,354,863
SLM Corp. ............................. 111,592 1,805,559
SoFi Technologies, Inc.
(b)
.................... 422,136 4,833,457
26,727,713
a
Financial Services  —  14 .5%
Apollo Global Management, Inc. ............... 239,445 19,565,051
Berkshire Hathaway, Inc. , Class B
(b)
............ 701,375 246,855,945
Equitable Holdings, Inc. .................... 164,408 4,716,866
MGIC Investment Corp. .................... 131,929 2,208,491
Rocket Companies, Inc. , Class A
(b)
............. 57,316 626,464
TFS Financial Corp. ....................... 24,189 350,982
UWM Holdings Corp. , Class A
(c)
............... 46,293 303,682
Voya Financial, Inc. ....................... 44,360 3,294,174
277,921,655
a
Insurance  —  21 .8%
Aflac, Inc. .............................. 276,251 19,983,997
Allstate Corp. (The) ....................... 120,379 13,564,306
American Financial Group, Inc. ............... 33,474 4,070,773
American International Group, Inc. ............. 336,754 20,299,531
Aon PLC , Class A ........................ 92,826 29,565,081
Arch Capital Group Ltd.
(b)
................... 164,140 12,752,037
Arthur J Gallagher & Co. .................... 97,186 20,875,553
Assurant, Inc. ........................... 24,173 3,251,510
Assured Guaranty Ltd. ..................... 26,593 1,589,730
Axis Capital Holdings Ltd. ................... 35,888 1,978,147
Brighthouse Financial, Inc.
(b)
................. 31,294 1,631,356
Brown & Brown, Inc. ....................... 108,788 7,664,115
Chubb Ltd. ............................. 189,262 38,687,045
Cincinnati Financial Corp. ................... 70,501 7,584,498
CNA Financial Corp. ....................... 12,758 499,603
Everest Group Ltd. ........................ 19,443 7,009,396
Fidelity National Financial, Inc. ................ 119,130 4,666,322
First American Financial Corp. ................ 46,457 2,944,445
Globe Life, Inc. .......................... 40,812 4,577,882
Hanover Insurance Group, Inc. (The) ........... 16,317 1,851,653
Hartford Financial Services Group, Inc. (The) ...... 139,798 10,048,680
Kemper Corp. ........................... 27,931 1,423,643
Kinsale Capital Group, Inc. .................. 10,046 3,743,441
Lincoln National Corp. ..................... 78,301 2,195,560
Loews Corp. ............................ 87,021 5,451,866

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(b) (c)
...................... 6,034 $ 8,747,550
Marsh & McLennan Companies, Inc. ............ 227,273 42,822,779
MetLife, Inc. ............................ 296,894 18,695,415
Old Republic International Corp. ............... 125,227 3,452,508
Primerica, Inc. ........................... 16,704 3,552,941
Principal Financial Group, Inc. ................ 111,070 8,871,161
Progressive Corp. (The) .................... 268,352 33,806,985
Prudential Financial, Inc. .................... 168,464 16,255,091
Reinsurance Group of America, Inc. ............ 30,580 4,291,903
RenaissanceRe Holdings Ltd. ................ 22,592 4,219,282
RLI Corp. .............................. 18,550 2,474,755
Ryan Specialty Holdings, Inc. , Class A
(b)
......... 42,889 1,858,809
Travelers Companies, Inc. (The) ............... 105,819 18,265,418
Unum Group ............................ 90,382 4,393,469
W R Berkley Corp. ........................ 97,738 6,029,457
White Mountains Insurance Group Ltd.
(c)
......... 1,158 1,791,449
Willis Towers Watson PLC ................... 48,836 10,320,512
417,759,654
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .6%
AGNC Investment Corp. .................... 262,920 2,679,155
Annaly Capital Management, Inc. .............. 227,022 4,560,872
Rithm Capital Corp. ....................... 222,500 2,242,800
Starwood Property Trust, Inc. ................. 135,879 2,818,130
12,300,957
a
Security Shares Value
a
Professional Services  —  0 .5%
Broadridge Financial Solutions, Inc. ............ 53,780 $ 9,030,738
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,929,449,801 ) ............................... 1,906,057,904
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(a) (d)
....................... 4,173,536 4,174,371
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(a) (d) (e)
........................... 5,810,089 5,810,089
a
Total Short-Term Securities — 0.5%
(Cost: $ 9,982,420 ) .................................. 9,984,460
Total Investments — 100.1%
(Cost: $ 1,939,432,221 ) ............................... 1,916,042,364
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (2,795,494)
Net Assets — 100.0% ................................. $ 1,913,246,870
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,407,784  $ —  $ (6,233,672)
(a)
$ 2,688  $ (2,429) $ 4,174,371  4,173,536  $ 48,596  $ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,803,006  3,007,083
(a)
—  —  —  5,810,089  5,810,089  55,418
(b)
—
BlackRock, Inc. . 47,538,411  1,126,254  (2,777,819) (112,221) 4,655,582  50,430,207  68,255  341,350  —
$ (109,533) $ 4,653,153
$ 60,414,667
$ 445,364  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 61 09/15/23 $ 6,675 $ 306,145
E-Mini S&P MidCap 400 Index ............................................................. 1 09/15/23 274 10,507
$ 316,652
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,906,057,904  $ —  $ —  $ 1,906,057,904
Short-Term Securities
Money Market Funds ...................................... 9,984,460  —  —  9,984,460
$ 1,916,042,364  $ —  $ —  $ 1,916,042,364
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 316,652  $ —  $ —  $ 316,652
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares